Davidson Multi-Cap Equity Fund
Schedule of Investments - March 31, 2024 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Aerospace & Defense - 2.0%
RTX Corp.	27,021	$2,635,358

Air Freight & Logistics - 2.1%
Fedex Corp.	9,217	2,670,534

Automobile Components - 1.7%
Aptiv PLC(a)	28,094	2,237,687

Banks - 3.3%
Citigroup, Inc.	51,502	3,256,986
WaFd, Inc.	34,865	1,012,131
		4,269,117

Beverages - 2.1%
Constellation Brands, Inc. - Class A	10,261	2,788,529

Biotechnology - 1.8%
Vertex Pharmaceuticals, Inc.(a)	5,567	2,327,062

Broadline Retail - 4.8%
Amazon.com, Inc.(a)	34,284	6,184,148

Capital Markets - 2.5%
Goldman Sachs Group, Inc.	7,819	3,265,918

Chemicals - 3.2%
Corteva, Inc.	38,486	2,219,488
HB Fuller Co.	23,756	1,894,303
		4,113,791

Communications Equipment - 1.9%
Arista Networks, Inc.(a)	8,713	2,526,596

Consumer Staples Distribution & Retail - 2.2%
Walmart, Inc.	46,860	2,819,566

Electric Utilities - 1.3%
Exelon Corp.	44,242	1,662,172

Electrical Equipment - 2.0%
Eaton Corp. PLC	8,485	2,653,090

Entertainment - 3.4%
Electronic Arts, Inc.	13,775	1,827,529
Netflix, Inc.(a)	4,323	2,625,488
		4,453,017

Financial Services - 3.0%
PayPal Holdings, Inc.(a)	23,927	1,602,870
Visa, Inc. - Class A	8,205	2,289,851
		3,892,721

Health Care Equipment & Supplies - 5.0%
Align Technology, Inc.(a)	6,128	2,009,494
Becton, Dickinson & Co.	9,605	2,376,757
Medtronic PLC	24,843	2,165,067
		6,551,318

Health Care Providers & Services - 4.5%
Cigna Group	6,275	2,279,017
Laboratory Corp. of America Holdings	10,411	2,274,387
Progyny, Inc.(a)	35,010	1,335,632
		5,889,036

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	19,901	1,818,752

Industrial Conglomerates - 1.3%
Honeywell International, Inc.	8,430	1,730,258

Insurance - 2.0%
Progressive Corp.	12,346	2,553,400

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class C(a)	34,899	5,313,722

Machinery - 2.0%
Otis Worldwide Corp.	26,593	2,639,887

Multi-Utilities - 1.3%
Sempra	24,040	1,726,793

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	15,724	2,480,304
EOG Resources, Inc.	19,215	2,456,445
		4,936,749

Personal Care Products - 1.7%
Estee Lauder Cos., Inc. - Class A	14,167	2,183,843

Pharmaceuticals - 2.8%
AstraZeneca PLC - ADR	26,274	1,780,064
Bristol-Myers Squibb Co.	32,979	1,788,451
		3,568,515

Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc.(a)	15,507	2,798,859
Microchip Technology, Inc.	21,840	1,959,266
Micron Technology, Inc.	17,370	2,047,749
Silicon Laboratories, Inc.(a)	13,578	1,951,430
		8,757,304

Software - 12.6%
Dynatrace, Inc.(a)	27,555	1,279,654
Fortinet, Inc.(a)	32,339	2,209,077
Intuit, Inc.	4,780	3,107,000
Microsoft Corp.	13,892	5,844,642
Salesforce, Inc.	12,983	3,910,220
		16,350,593

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	24,597	4,217,894

Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc.	69,651	2,586,142

Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.	14,212	2,319,683
TOTAL COMMON STOCKS (Cost $65,374,400)		121,643,195

REAL ESTATE INVESTMENT TRUSTS - 4.7%
Mortgage Real Estate Investment Trust - 2.0% AGNC Investment Corp.	254,486	2,519,411
Residential Real Estate Investment Trust – 1.3%
Camden Property Trust	17,629	1,734,694
Specialized Real Estate Investment Trust – 1.4%
CubeSmart	39,903	1,804,414
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,977,251)		6,058,519

SHORT-TERM INVESTMENT - 1.7%
Money Market Fund - 1.7%
First American Government Obligations Fund - Class X, 5.23%(b)	2,210,664	2,210,664
TOTAL SHORT-TERM INVESTMENT (Cost $2,210,664)		2,210,664

TOTAL INVESTMENTS - 100.0% (Cost $72,562,315)		129,912,378
Other Assets in Excess of Liabilities - 0.0%(c)		1,360
TOTAL NET ASSETS - 100.0%		$129,913,738

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$121,643,195	$–	$–	$121,643,195
Real Estate Investment Trusts	6,058,519	–	–	6,058,519
Money Market Fund	2,210,664	–	–	2,210,664
Total Investments	$129,912,378	$–	$–	$129,912,378

Refer to the Schedule of Investments for industry classifications.